Other Liabilities - Non-Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other non-current liabilities
Reserve for uncertain tax positions	$ 38	$ 40
Restructuring	28	17
Contract liabilities	25	33
Other	34	38
Total other non-current liabilities	$ 125	$ 129